Basis of preparation and changes to the Company's accounting policies (Policies)	6 Months Ended
Jun. 30, 2026
Disclosure Of Basis Of Preparation And Changes In Accounting Policies [Abstract]
Basis of preparation	2.1. Basis of preparation
The unaudited condensed consolidated interim financial statements for the six months ended June 30, 2026 have been prepared in accordance with IAS 34 Interim Financial Reporting under IFRS® Accounting Standards (IFRS) as adopted by the European Union (EU-IFRS). The unaudited condensed consolidated interim financial statements should be read in conjunction with the annual consolidated financial statements for the year ended December 31,
2025.
All amounts herein are presented in millions of US dollars ($), unless otherwise indicated, rounded to the nearest million. Due to rounding, amounts presented may not add up precisely to the totals shown.

New standards, interpretations and amendments adopted by the Company	2.2. New standards, interpretations and amendments adopted by the
Company
The accounting policies adopted in the preparation of the unaudited interim condensed consolidated financial statements are consistent with those followed in the preparation of the Company’s annual consolidated financial statements for the year ended December 31, 2025, except for the adoption of new standards effective as of
January 1, 2026. The Company has not early adopted any standards, interpretation or amendment that has been issued but is not yet effective.
Classification and Measurement of Financial Instruments - Amendments to IFRS 9 and
IFRS 7
Issued in May 2024 and effective as of January 1, 2026, the amendments address matters identified during the post-
implementation review of the classification and measurement requirements of IFRS 9 Financial Instruments. The amendments had no material impact on the Company’s interim condensed financial statements.
Annual Improvements to IFRS accounting Standards – Volume 11
Issued in July 2024 and effective as of January 1, 2026, the volume contains amendments to five standards as result of the IASB's annual improvements project. The amendments had no material impact on the Company’s interim condensed financial statements.